GOVERNMENTAL SUPPORT	12 Months Ended
Dec. 31, 2025
Governmental Support [Abstract]
GOVERNMENTAL SUPPORT
NOTE 12 - GOVERNMENTAL SUPPORT

In the Netherlands, wage tax, social security and VAT payments for the period March 2020 until September 2021 were postponed as part of the government assistance regarding COVID - 19 and were set to be paid in 60 monthly installments beginning October 2022. Beginning July 2022, the debt incurs annual interest of 1% and increases every six months to a maximum of 4% subsequent to January 1, 2024. In November 2025, the Company filed a request with the tax authorities to extend the installments from 60 to 84 monthly installments. In January 2026, the request was approved. As of December 31, 2025 and 2024, the Company accumulated debt of €12,156 and €18,245 ($14,260 and $18,984 as of December 31, 2025 and 2024), respectively, to the Dutch tax authorities, of which €1,335 and €2,671  ($1,566 and $2,779 as of December 31, 2025 and 2024) is presented in VAT payable,  €1,985 and €3,971 ($2,329 and $4,132 as of December 31, 2025 and 2024) is presented in income tax and other taxes payable and €8,836 and €11,603 ($10,379  and $12,085 as of December 31, 2025 and 2024) are presented as other liabilities.